Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2013
The Business and Summary of Significant Accounting Policies
Summary of the weighted-average anti-dilutive securities excluded from the calculation of diluted net loss per share

The following table summarizes the weighted-average anti-dilutive securities excluded from the calculation of diluted net loss per share (in thousands):

	Nine months ended September 30,
	2012	2013
Convertible preferred stock	6,706	4,061
Common stock equivalents:
Options to purchase common stock	224	578
Warrants to purchase common stock	358	—

Total	7,288	4,639